Income taxes: (Tables)	12 Months Ended
Jun. 30, 2014
Income taxes:
Schedule of components of the net deferred federal income tax assets (liabilities)

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$25,557,786	$15,154,000
Depreciation basis of assets	657,878	4,600
	$26,215,664	$15,158,600
Deferred tax liabilities:
Depletion basis of assets and related accounts	$(651,534)	$(85,800)
	$(651,534)	$(85,800)

Net deferred tax (liabilities) assets before valuation allowance	$25,564,130	$15,072,800
Valuation allowance	(25,564,130)	(15,072,800)
Net deferred tax (liabilities) assets	$—	$—

Summary of difference between actual tax provision and amounts obtained by applying statutory tax rates to the income or loss before income taxes

	2014	2013
Tax provision (benefit) calculated at statutory rate	$3,098,801	$(1,484,000)
Effect of bargain purchase gain	(7,677,201)	—
Effect of warrant liability	(5,821,035)	—
Adjustment to valuation allowance	10,399,435	1,484,000
Current federal income tax provision (benefit)	$—	$—

Schedule of net operating loss carryforwards
Year	losses

2028	$10,389,100
2029	11,065,900
2030	—
2031	11,934,200
2032	8,923,800
2033	2,257,500
2034	30,599,480
$75,169,980